Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
November 30, 2023
Z5I-NPRT3-0124
1.9881569.106
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	684,651	11,344,667
Verizon Communications, Inc.	402,613	15,432,156
		26,776,823
Entertainment - 1.3%
Electronic Arts, Inc.	23,609	3,258,278
Live Nation Entertainment, Inc. (a)	13,658	1,150,277
Netflix, Inc. (a)	42,437	20,113,865
Take-Two Interactive Software, Inc. (a)	15,124	2,392,617
The Walt Disney Co.	175,221	16,241,234
Warner Bros Discovery, Inc. (a)	212,387	2,219,444
		45,375,715
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (a)	568,348	75,323,160
Class C (a)	483,149	64,703,314
Match Group, Inc. (a)	26,446	856,321
Meta Platforms, Inc. Class A (a)	212,845	69,632,242
		210,515,037
Media - 0.7%
Charter Communications, Inc. Class A (a)	9,745	3,899,267
Comcast Corp. Class A	394,107	16,509,142
Fox Corp.:
Class A	24,615	727,127
Class B	12,517	346,220
Interpublic Group of Companies, Inc.	37,080	1,139,839
News Corp.:
Class A	36,227	798,443
Class B	10,968	252,703
Omnicom Group, Inc.	18,832	1,518,424
Paramount Global Class B (b)	46,048	661,710
		25,852,875
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	49,572	7,458,107
TOTAL COMMUNICATION SERVICES		315,978,557
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.1%
Aptiv PLC (a)	27,081	2,243,390
BorgWarner, Inc.	22,564	760,181
		3,003,571
Automobiles - 2.0%
Ford Motor Co.	376,444	3,862,315
General Motors Co.	131,735	4,162,826
Tesla, Inc. (a)	264,442	63,487,235
		71,512,376
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	869,510	127,026,716
eBay, Inc.	50,977	2,090,567
Etsy, Inc. (a)	11,750	890,768
		130,008,051
Distributors - 0.1%
Genuine Parts Co.	13,465	1,787,883
LKQ Corp.	25,755	1,146,870
Pool Corp.	3,754	1,303,839
		4,238,592
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	40,824	5,157,704
Booking Holdings, Inc. (a)	3,417	10,680,517
Caesars Entertainment, Inc. (a)	20,711	926,196
Carnival Corp. (a)	96,844	1,458,471
Chipotle Mexican Grill, Inc. (a)	2,641	5,816,142
Darden Restaurants, Inc.	11,595	1,814,270
Domino's Pizza, Inc.	3,379	1,327,575
Expedia, Inc. (a)	13,221	1,800,436
Hilton Worldwide Holdings, Inc.	25,026	4,192,356
Las Vegas Sands Corp.	35,351	1,630,388
Marriott International, Inc. Class A	23,980	4,860,746
McDonald's Corp.	69,778	19,666,232
MGM Resorts International	27,057	1,067,128
Norwegian Cruise Line Holdings Ltd. (a)	40,569	619,489
Royal Caribbean Cruises Ltd. (a)	22,563	2,424,620
Starbucks Corp.	109,672	10,890,430
Wynn Resorts Ltd.	9,235	779,619
Yum! Brands, Inc.	26,811	3,366,121
		78,478,440
Household Durables - 0.4%
D.R. Horton, Inc.	29,147	3,721,197
Garmin Ltd.	14,698	1,796,684
Lennar Corp. Class A	24,168	3,091,571
Mohawk Industries, Inc. (a)	5,021	443,405
NVR, Inc. (a)	313	1,926,637
PulteGroup, Inc.	21,048	1,861,064
Whirlpool Corp.	5,204	566,716
		13,407,274
Leisure Products - 0.0%
Hasbro, Inc.	12,465	578,501
Specialty Retail - 2.0%
AutoZone, Inc. (a)	1,739	4,538,668
Bath & Body Works, Inc.	21,784	710,594
Best Buy Co., Inc.	18,679	1,325,088
CarMax, Inc. (a)	15,042	961,785
Lowe's Companies, Inc.	56,117	11,157,743
O'Reilly Automotive, Inc. (a)	5,784	5,682,086
Ross Stores, Inc.	32,622	4,253,256
The Home Depot, Inc.	96,281	30,183,131
TJX Companies, Inc.	110,052	9,696,682
Tractor Supply Co.	10,426	2,116,582
Ulta Beauty, Inc. (a)	4,773	2,033,250
		72,658,865
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	11,075	4,948,310
NIKE, Inc. Class B	117,336	12,938,641
Ralph Lauren Corp.	3,830	495,525
Tapestry, Inc.	22,098	699,844
VF Corp.	31,562	528,032
		19,610,352
TOTAL CONSUMER DISCRETIONARY		393,496,022
CONSUMER STAPLES - 6.3%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	17,411	1,022,722
Constellation Brands, Inc. Class A (sub. vtg.)	15,454	3,716,532
Keurig Dr. Pepper, Inc.	96,380	3,042,717
Molson Coors Beverage Co. Class B	17,645	1,085,873
Monster Beverage Corp.	71,246	3,929,217
PepsiCo, Inc.	131,853	22,189,541
The Coca-Cola Co.	372,766	21,784,445
		56,771,047
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	42,436	25,153,515
Dollar General Corp.	21,004	2,754,044
Dollar Tree, Inc. (a)	20,047	2,477,609
Kroger Co.	63,219	2,798,705
Sysco Corp.	48,366	3,490,574
Target Corp.	44,200	5,914,402
Walgreens Boots Alliance, Inc.	68,868	1,373,228
Walmart, Inc.	136,669	21,277,997
		65,240,074
Food Products - 0.9%
Archer Daniels Midland Co.	51,335	3,784,930
Bunge Global SA	14,472	1,590,039
Campbell Soup Co.	18,649	749,317
Conagra Brands, Inc.	45,971	1,300,520
General Mills, Inc.	56,026	3,566,615
Hormel Foods Corp.	27,560	843,060
Kellanova	25,312	1,329,892
Lamb Weston Holdings, Inc.	13,991	1,399,520
McCormick & Co., Inc. (non-vtg.)	24,119	1,563,635
Mondelez International, Inc.	130,260	9,256,276
The Hershey Co.	14,347	2,696,088
The J.M. Smucker Co.	10,089	1,107,066
The Kraft Heinz Co.	76,437	2,683,703
Tyson Foods, Inc. Class A	27,408	1,283,791
		33,154,452
Household Products - 1.3%
Church & Dwight Co., Inc.	23,563	2,276,893
Colgate-Palmolive Co.	79,162	6,235,591
Kimberly-Clark Corp.	32,384	4,006,872
Procter & Gamble Co.	225,741	34,655,758
The Clorox Co.	11,902	1,706,152
		48,881,266
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	22,207	2,835,612
Kenvue, Inc.	165,047	3,373,561
		6,209,173
Tobacco - 0.6%
Altria Group, Inc.	169,945	7,144,488
Philip Morris International, Inc.	148,657	13,878,618
		21,023,106
TOTAL CONSUMER STAPLES		231,279,118
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	96,685	3,263,119
Halliburton Co.	86,054	3,186,580
Schlumberger Ltd.	136,101	7,082,696
		13,532,395
Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	29,211	1,051,596
Chevron Corp.	169,917	24,400,081
ConocoPhillips Co.	114,684	13,254,030
Coterra Energy, Inc.	72,608	1,905,960
Devon Energy Corp.	61,373	2,759,944
Diamondback Energy, Inc.	17,127	2,644,580
EOG Resources, Inc.	55,766	6,863,122
EQT Corp.	34,453	1,376,742
Exxon Mobil Corp.	387,466	39,808,257
Hess Corp.	26,467	3,720,202
Kinder Morgan, Inc.	185,671	3,262,239
Marathon Oil Corp.	58,172	1,479,314
Marathon Petroleum Corp.	38,292	5,712,783
Occidental Petroleum Corp.	63,550	3,758,983
ONEOK, Inc.	55,787	3,840,935
Phillips 66 Co.	42,645	5,496,514
Pioneer Natural Resources Co.	22,328	5,172,058
Targa Resources Corp.	21,454	1,940,514
The Williams Companies, Inc.	116,504	4,286,182
Valero Energy Corp.	33,820	4,239,675
		136,973,711
TOTAL ENERGY		150,506,106
FINANCIALS - 12.9%
Banks - 3.1%
Bank of America Corp.	662,065	20,186,362
Citigroup, Inc.	184,412	8,501,393
Citizens Financial Group, Inc.	45,419	1,238,576
Comerica, Inc.	12,515	565,928
Fifth Third Bancorp	65,290	1,890,146
Huntington Bancshares, Inc.	138,924	1,564,284
JPMorgan Chase & Co.	278,301	43,437,220
KeyCorp	89,801	1,112,634
M&T Bank Corp.	15,896	2,037,390
PNC Financial Services Group, Inc.	38,141	5,109,368
Regions Financial Corp.	89,410	1,491,359
Truist Financial Corp.	127,562	4,099,843
U.S. Bancorp	149,107	5,683,959
Wells Fargo & Co.	350,383	15,623,578
Zions Bancorp NA	14,075	501,492
		113,043,532
Capital Markets - 2.8%
Ameriprise Financial, Inc.	9,825	3,473,236
Bank of New York Mellon Corp.	74,558	3,602,643
BlackRock, Inc. Class A	13,438	10,095,029
Blackstone, Inc.	67,964	7,637,115
Cboe Global Markets, Inc.	10,122	1,844,127
Charles Schwab Corp.	142,400	8,731,968
CME Group, Inc.	34,445	7,521,410
FactSet Research Systems, Inc.	3,662	1,660,571
Franklin Resources, Inc.	27,030	670,344
Goldman Sachs Group, Inc.	31,568	10,781,735
Intercontinental Exchange, Inc.	54,798	6,238,204
Invesco Ltd.	42,806	610,842
MarketAxess Holdings, Inc.	3,634	872,596
Moody's Corp.	15,109	5,514,181
Morgan Stanley	122,176	9,693,444
MSCI, Inc.	7,573	3,944,397
NASDAQ, Inc.	32,523	1,816,084
Northern Trust Corp.	19,878	1,575,332
Raymond James Financial, Inc.	18,023	1,895,118
S&P Global, Inc.	31,159	12,956,847
State Street Corp.	30,523	2,222,685
T. Rowe Price Group, Inc.	21,489	2,151,694
		105,509,602
Consumer Finance - 0.5%
American Express Co.	55,701	9,512,060
Capital One Financial Corp.	36,504	4,076,037
Discover Financial Services	23,948	2,227,164
Synchrony Financial	40,247	1,302,393
		17,117,654
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	174,640	62,870,400
Fidelity National Information Services, Inc.	56,734	3,326,882
Fiserv, Inc. (a)	58,375	7,624,359
FleetCor Technologies, Inc. (a)	7,099	1,707,310
Global Payments, Inc.	24,896	2,898,890
Jack Henry & Associates, Inc.	6,928	1,099,404
MasterCard, Inc. Class A	79,677	32,972,733
PayPal Holdings, Inc. (a)	105,153	6,057,864
Visa, Inc. Class A	153,871	39,495,608
		158,053,450
Insurance - 2.2%
AFLAC, Inc.	51,751	4,280,325
Allstate Corp.	25,046	3,453,092
American International Group, Inc.	68,157	4,485,412
Aon PLC	19,425	6,380,918
Arch Capital Group Ltd. (a)	35,702	2,987,900
Arthur J. Gallagher & Co.	20,629	5,136,621
Assurant, Inc.	5,058	849,845
Brown & Brown, Inc.	22,596	1,688,825
Chubb Ltd.	39,328	9,023,023
Cincinnati Financial Corp.	15,074	1,549,456
Everest Re Group Ltd.	4,164	1,709,530
Globe Life, Inc.	8,271	1,018,408
Hartford Financial Services Group, Inc.	29,281	2,288,603
Loews Corp.	17,783	1,249,967
Marsh & McLennan Companies, Inc.	47,294	9,431,369
MetLife, Inc.	60,486	3,848,724
Principal Financial Group, Inc.	21,372	1,577,895
Progressive Corp.	56,051	9,194,046
Prudential Financial, Inc.	34,751	3,397,953
The Travelers Companies, Inc.	21,917	3,958,649
W.R. Berkley Corp.	19,550	1,418,353
Willis Towers Watson PLC	10,036	2,471,867
		81,400,781
TOTAL FINANCIALS		475,125,019
HEALTH CARE - 12.6%
Biotechnology - 1.9%
AbbVie, Inc.	169,037	24,069,178
Amgen, Inc.	51,227	13,812,848
Biogen, Inc. (a)	13,872	3,247,158
Gilead Sciences, Inc.	119,335	9,141,061
Incyte Corp. (a)	17,687	961,112
Moderna, Inc. (a)	31,712	2,464,022
Regeneron Pharmaceuticals, Inc. (a)	10,223	8,421,810
Vertex Pharmaceuticals, Inc. (a)	24,718	8,770,194
		70,887,383
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	166,172	17,330,078
Align Technology, Inc. (a)	6,839	1,462,178
Baxter International, Inc.	48,583	1,752,875
Becton, Dickinson & Co.	27,777	6,560,372
Boston Scientific Corp. (a)	140,192	7,835,331
Dentsply Sirona, Inc.	20,098	638,112
DexCom, Inc. (a)	37,142	4,290,644
Edwards Lifesciences Corp. (a)	58,206	3,941,128
GE Healthcare Holding LLC	37,451	2,563,895
Hologic, Inc. (a)	23,510	1,676,263
IDEXX Laboratories, Inc. (a)	7,948	3,702,337
Insulet Corp. (a)	6,720	1,270,685
Intuitive Surgical, Inc. (a)	33,644	10,457,901
Medtronic PLC	127,458	10,103,596
ResMed, Inc.	14,073	2,219,734
STERIS PLC	9,460	1,900,892
Stryker Corp.	32,364	9,590,424
Teleflex, Inc.	4,485	1,012,220
The Cooper Companies, Inc.	4,753	1,601,381
Zimmer Biomet Holdings, Inc.	20,011	2,327,479
		92,237,525
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	24,381	2,610,717
Cencora, Inc.	15,965	3,246,802
Centene Corp. (a)	51,856	3,820,750
Cigna Group	28,345	7,451,334
CVS Health Corp.	123,004	8,358,122
DaVita HealthCare Partners, Inc. (a)	5,117	519,171
Elevance Health, Inc.	22,567	10,820,651
HCA Holdings, Inc.	19,275	4,828,002
Henry Schein, Inc. (a)	12,458	831,322
Humana, Inc.	11,866	5,753,349
Laboratory Corp. of America Holdings	8,500	1,843,735
McKesson Corp.	12,919	6,079,165
Molina Healthcare, Inc. (a)	5,587	2,042,384
Quest Diagnostics, Inc.	10,696	1,467,812
UnitedHealth Group, Inc.	88,708	49,052,863
Universal Health Services, Inc. Class B	5,994	824,055
		109,550,234
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	28,285	3,614,823
Bio-Rad Laboratories, Inc. Class A (a)	1,986	605,571
Bio-Techne Corp.	15,003	943,689
Charles River Laboratories International, Inc. (a)	4,918	969,239
Danaher Corp.	62,928	14,052,452
Illumina, Inc. (a)	15,208	1,550,456
IQVIA Holdings, Inc. (a)	17,535	3,754,244
Mettler-Toledo International, Inc. (a)	2,094	2,286,501
Revvity, Inc.	11,963	1,063,511
Thermo Fisher Scientific, Inc.	36,960	18,323,290
Waters Corp. (a)	5,672	1,591,620
West Pharmaceutical Services, Inc.	7,072	2,480,575
		51,235,971
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	200,088	9,880,345
Catalent, Inc. (a)	17,112	664,801
Eli Lilly & Co.	76,364	45,134,179
Johnson & Johnson	230,616	35,667,071
Merck & Co., Inc.	243,020	24,904,690
Pfizer, Inc.	540,723	16,475,830
Viatris, Inc.	114,051	1,046,988
Zoetis, Inc. Class A	44,087	7,788,850
		141,562,754
TOTAL HEALTH CARE		465,473,867
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	6,750	1,551,623
General Dynamics Corp.	21,696	5,358,261
Howmet Aerospace, Inc.	37,545	1,974,867
Huntington Ingalls Industries, Inc.	3,791	898,543
L3Harris Technologies, Inc.	18,108	3,455,187
Lockheed Martin Corp.	21,461	9,609,592
Northrop Grumman Corp.	13,618	6,470,729
RTX Corp.	139,377	11,356,438
Textron, Inc.	19,053	1,460,603
The Boeing Co. (a)	54,296	12,576,582
TransDigm Group, Inc.	5,283	5,086,842
		59,799,267
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	11,066	907,965
Expeditors International of Washington, Inc.	14,199	1,708,708
FedEx Corp.	22,158	5,735,155
United Parcel Service, Inc. Class B	69,271	10,502,176
		18,854,004
Building Products - 0.4%
A.O. Smith Corp.	11,820	890,755
Allegion PLC	8,420	893,278
Carrier Global Corp.	80,214	4,167,919
Johnson Controls International PLC	65,158	3,440,342
Masco Corp.	21,618	1,308,970
Trane Technologies PLC	21,872	4,930,168
		15,631,432
Commercial Services & Supplies - 0.5%
Cintas Corp.	8,281	4,581,463
Copart, Inc.	83,202	4,178,404
Republic Services, Inc.	19,688	3,186,306
Rollins, Inc.	26,710	1,088,165
Veralto Corp.	21,040	1,625,340
Waste Management, Inc.	35,299	6,035,776
		20,695,454
Construction & Engineering - 0.1%
Quanta Services, Inc.	13,905	2,618,451
Electrical Equipment - 0.6%
AMETEK, Inc.	22,103	3,431,049
Eaton Corp. PLC	38,212	8,700,490
Emerson Electric Co.	54,737	4,866,119
Generac Holdings, Inc. (a)	5,918	692,820
Hubbell, Inc. Class B	5,150	1,545,000
Rockwell Automation, Inc.	11,002	3,030,391
		22,265,869
Ground Transportation - 0.8%
CSX Corp.	192,167	6,206,994
J.B. Hunt Transport Services, Inc.	7,784	1,442,142
Norfolk Southern Corp.	21,745	4,743,889
Old Dominion Freight Lines, Inc.	8,581	3,338,524
Union Pacific Corp.	58,369	13,148,785
		28,880,334
Industrial Conglomerates - 0.8%
3M Co.	52,854	5,236,246
General Electric Co.	104,214	12,693,265
Honeywell International, Inc.	63,576	12,455,810
		30,385,321
Machinery - 1.7%
Caterpillar, Inc.	48,852	12,248,173
Cummins, Inc.	13,562	3,040,058
Deere & Co.	26,111	9,515,110
Dover Corp.	13,411	1,893,097
Fortive Corp.	33,709	2,325,247
IDEX Corp.	7,273	1,466,819
Illinois Tool Works, Inc.	26,348	6,381,749
Ingersoll Rand, Inc.	38,713	2,765,270
Nordson Corp.	5,159	1,214,119
Otis Worldwide Corp.	39,416	3,381,499
PACCAR, Inc.	50,057	4,596,234
Parker Hannifin Corp.	12,284	5,321,183
Pentair PLC	15,711	1,013,988
Snap-On, Inc.	5,086	1,397,073
Stanley Black & Decker, Inc.	14,731	1,339,048
Westinghouse Air Brake Tech Co.	17,170	2,001,335
Xylem, Inc.	23,059	2,424,193
		62,324,195
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	12,087	457,009
American Airlines Group, Inc. (a)	62,103	771,940
Delta Air Lines, Inc.	61,645	2,276,550
Southwest Airlines Co.	57,290	1,464,905
United Airlines Holdings, Inc. (a)	31,568	1,243,779
		6,214,183
Professional Services - 0.7%
Automatic Data Processing, Inc.	39,453	9,071,034
Broadridge Financial Solutions, Inc.	11,319	2,193,849
Ceridian HCM Holding, Inc. (a)	14,793	1,019,238
Equifax, Inc.	11,751	2,558,310
Jacobs Solutions, Inc.	12,101	1,539,005
Leidos Holdings, Inc.	13,204	1,417,053
Paychex, Inc.	30,726	3,747,650
Paycom Software, Inc.	4,683	850,714
Robert Half, Inc.	10,325	846,444
Verisk Analytics, Inc.	13,886	3,352,497
		26,595,794
Trading Companies & Distributors - 0.3%
Fastenal Co.	54,702	3,280,479
United Rentals, Inc.	6,539	3,112,695
W.W. Grainger, Inc.	4,261	3,349,956
		9,743,130
TOTAL INDUSTRIALS		304,007,434
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	24,015	5,276,336
Cisco Systems, Inc.	390,274	18,881,456
F5, Inc. (a)	5,655	968,079
Juniper Networks, Inc.	30,559	869,404
Motorola Solutions, Inc.	15,999	5,165,597
		31,160,872
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	57,102	5,195,711
CDW Corp.	12,833	2,706,223
Corning, Inc.	73,559	2,095,696
Keysight Technologies, Inc. (a)	17,079	2,320,865
TE Connectivity Ltd.	30,055	3,937,205
Teledyne Technologies, Inc. (a)	4,516	1,819,767
Trimble, Inc. (a)	23,609	1,095,458
Zebra Technologies Corp. Class A (a)	4,947	1,172,340
		20,343,265
IT Services - 1.2%
Accenture PLC Class A	60,407	20,123,988
Akamai Technologies, Inc. (a)	14,588	1,685,352
Cognizant Technology Solutions Corp. Class A	48,359	3,403,506
EPAM Systems, Inc. (a)	5,527	1,427,016
Gartner, Inc. (a)	7,548	3,282,172
IBM Corp.	87,241	13,832,933
VeriSign, Inc. (a)	8,607	1,826,405
		45,581,372
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	154,721	18,745,996
Analog Devices, Inc.	48,013	8,804,624
Applied Materials, Inc.	80,411	12,043,960
Broadcom, Inc.	42,030	38,908,432
Enphase Energy, Inc. (a)	13,078	1,321,140
First Solar, Inc. (a)	10,261	1,618,981
Intel Corp.	401,055	17,927,159
KLA Corp.	13,091	7,129,620
Lam Research Corp.	12,764	9,138,003
Microchip Technology, Inc.	52,118	4,348,726
Micron Technology, Inc.	104,883	7,983,694
Monolithic Power Systems, Inc.	4,575	2,510,394
NVIDIA Corp.	236,538	110,628,823
NXP Semiconductors NV	24,683	5,037,307
ON Semiconductor Corp. (a)	41,320	2,947,356
Qorvo, Inc. (a)	9,337	901,021
Qualcomm, Inc.	106,870	13,791,574
Skyworks Solutions, Inc.	15,282	1,481,284
SolarEdge Technologies, Inc. (a)	5,418	430,081
Teradyne, Inc.	14,765	1,361,776
Texas Instruments, Inc.	86,945	13,277,371
		280,337,322
Software - 11.2%
Adobe, Inc. (a)	43,649	26,669,975
ANSYS, Inc. (a)	8,312	2,438,408
Autodesk, Inc. (a)	20,469	4,471,044
Cadence Design Systems, Inc. (a)	26,027	7,112,398
Fair Isaac Corp. (a)	2,380	2,588,488
Fortinet, Inc. (a)	62,426	3,281,111
Gen Digital, Inc.	53,516	1,181,633
Intuit, Inc.	26,820	15,326,557
Microsoft Corp.	711,512	269,599,002
Oracle Corp.	150,760	17,519,820
Palo Alto Networks, Inc. (a)	29,290	8,643,186
PTC, Inc. (a)	11,401	1,794,061
Roper Technologies, Inc.	10,219	5,500,377
Salesforce, Inc. (a)	93,275	23,495,973
ServiceNow, Inc. (a)	19,536	13,396,617
Synopsys, Inc. (a)	14,571	7,915,404
Tyler Technologies, Inc. (a)	4,039	1,651,305
		412,585,359
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	1,407,360	267,328,032
Hewlett Packard Enterprise Co.	123,812	2,093,661
HP, Inc.	83,066	2,437,156
NetApp, Inc.	20,245	1,850,191
Seagate Technology Holdings PLC	18,539	1,466,435
Western Digital Corp. (a)	30,749	1,485,484
		276,660,959
TOTAL INFORMATION TECHNOLOGY		1,066,669,149
MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	21,272	5,755,140
Albemarle Corp.	11,276	1,367,441
Celanese Corp. Class A	9,620	1,333,909
CF Industries Holdings, Inc.	18,544	1,393,582
Corteva, Inc.	67,964	3,071,973
Dow, Inc.	67,306	3,483,086
DuPont de Nemours, Inc.	43,948	3,144,040
Eastman Chemical Co.	11,309	948,033
Ecolab, Inc.	24,289	4,656,930
FMC Corp.	12,024	645,208
International Flavors & Fragrances, Inc.	24,474	1,844,850
Linde PLC	46,725	19,333,403
LyondellBasell Industries NV Class A	24,515	2,331,377
PPG Industries, Inc.	22,548	3,201,591
Sherwin-Williams Co.	22,654	6,315,935
The Mosaic Co.	31,698	1,137,641
		59,964,139
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5,919	2,749,908
Vulcan Materials Co.	12,725	2,717,551
		5,467,459
Containers & Packaging - 0.2%
Amcor PLC	141,330	1,339,808
Avery Dennison Corp.	7,686	1,494,927
Ball Corp.	30,212	1,670,421
International Paper Co.	33,325	1,231,026
Packaging Corp. of America	8,576	1,440,854
Sealed Air Corp.	13,702	457,373
WestRock Co.	24,464	1,007,183
		8,641,592
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	137,260	5,122,543
Newmont Corp.	110,347	4,434,846
Nucor Corp.	23,812	4,047,326
Steel Dynamics, Inc.	14,948	1,780,755
		15,385,470
TOTAL MATERIALS		89,458,660
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	14,974	1,638,156
American Tower Corp.	44,643	9,320,566
AvalonBay Communities, Inc.	13,604	2,352,676
Boston Properties, Inc.	13,917	792,295
Camden Property Trust (SBI)	10,176	918,486
Crown Castle International Corp.	41,537	4,871,459
Digital Realty Trust, Inc.	28,989	4,023,093
Equinix, Inc.	8,961	7,303,305
Equity Residential (SBI)	33,066	1,879,471
Essex Property Trust, Inc.	6,169	1,316,835
Extra Space Storage, Inc.	20,235	2,633,990
Federal Realty Investment Trust (SBI)	6,958	665,115
Healthpeak Properties, Inc.	51,951	899,791
Host Hotels & Resorts, Inc.	67,940	1,186,912
Invitation Homes, Inc.	55,161	1,840,171
Iron Mountain, Inc.	27,989	1,795,494
Kimco Realty Corp.	58,939	1,138,701
Mid-America Apartment Communities, Inc.	11,114	1,383,471
Prologis (REIT), Inc.	88,481	10,169,121
Public Storage	15,157	3,922,025
Realty Income Corp.	67,892	3,663,452
Regency Centers Corp.	15,844	994,686
SBA Communications Corp. Class A	10,381	2,563,692
Simon Property Group, Inc.	31,338	3,913,803
UDR, Inc.	28,790	961,586
Ventas, Inc.	38,609	1,769,837
VICI Properties, Inc.	97,089	2,901,990
Welltower, Inc.	53,001	4,722,389
Weyerhaeuser Co.	69,992	2,194,249
		83,736,817
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	29,673	2,342,980
CoStar Group, Inc. (a)	39,105	3,247,279
		5,590,259
TOTAL REAL ESTATE		89,327,076
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	24,369	1,232,340
American Electric Power Co., Inc.	49,318	3,923,247
Constellation Energy Corp.	30,794	3,727,306
Duke Energy Corp.	73,779	6,808,326
Edison International	36,689	2,457,796
Entergy Corp.	20,251	2,053,654
Evergy, Inc.	22,101	1,128,035
Eversource Energy	33,440	1,986,670
Exelon Corp.	95,264	3,668,617
FirstEnergy Corp.	49,462	1,827,126
NextEra Energy, Inc.	193,797	11,339,062
NRG Energy, Inc.	21,976	1,051,332
PG&E Corp.	200,208	3,437,571
Pinnacle West Capital Corp.	10,945	820,218
PPL Corp.	70,643	1,845,195
Southern Co.	104,405	7,410,667
Xcel Energy, Inc.	52,787	3,211,561
		57,928,723
Gas Utilities - 0.0%
Atmos Energy Corp.	14,269	1,623,955
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	63,743	1,097,017
Multi-Utilities - 0.7%
Ameren Corp.	25,168	1,952,785
CenterPoint Energy, Inc.	60,529	1,711,155
CMS Energy Corp.	27,897	1,583,434
Consolidated Edison, Inc.	33,026	2,975,973
Dominion Energy, Inc.	80,137	3,633,412
DTE Energy Co.	19,744	2,055,548
NiSource, Inc.	39,289	1,007,370
Public Service Enterprise Group, Inc.	47,793	2,983,717
Sempra	60,266	4,391,583
WEC Energy Group, Inc.	30,207	2,525,909
		24,820,886
Water Utilities - 0.1%
American Water Works Co., Inc.	18,641	2,457,629
TOTAL UTILITIES		87,928,210
TOTAL COMMON STOCKS (Cost $2,802,607,126)		3,669,249,218

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $1,975,577)	2,000,000	1,975,799

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	9,390,744	9,392,622
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	301,226	301,257
TOTAL MONEY MARKET FUNDS (Cost $9,693,879)		9,693,879

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,814,276,582)	3,680,918,896
NET OTHER ASSETS (LIABILITIES) - 0.2%	5,985,153
NET ASSETS - 100.0%	3,686,904,049

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	77	Dec 2023	17,620,488	782,832	782,832

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $810,077.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	11,844,757	359,890,390	362,342,525	685,781	-	-	9,392,622	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,344,022	32,436,344	33,479,109	28,181	-	-	301,257	0.0%
Total	13,188,779	392,326,734	395,821,634	713,962	-	-	9,693,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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